Document and Entity Information	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	ANGION BIOMEDICA CORP.
Entity Central Index Key	0001601485
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-3430072
Entity Primary SIC Number	2834
Entity Address, Address Line One	51 Charles Lindbergh Boulevard
Entity Address, City or Town	Uniondale
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11553
City Area Code	415
Local Phone Number	655-4899
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false